Borrowings (Details 2) - Corporate Note [Member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Debt structure	$ 412,006	$ 206,274	$ 99,825
Fixed rate - Maturity 2024 [Member] | Class 2 [Member]
IfrsStatementLineItems [Line Items]
Debt structure		108,565	34,864
Floating Rate Maturity 2025 [Member] | Class 4 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	25,583
Floating Rate Maturity 2025 [Member] | Class 6 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	17,189
Fixed rate - Maturity 2025 [Member] | Class 1 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	8,572	97,709	64,961
Fixed Rate Maturity 2026 [Member] | Class 3 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	98,197
Fixed Rate Maturity 2028 [Member] | Class 5 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	82,200
Fixed rate - Maturity 2028/29/30 [Member] | Class 7 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	180,265
USD [Member]
IfrsStatementLineItems [Line Items]
Debt structure	406,926,718	116,189,538	85,244,538
Exchange	3,102,461
Issue	308,879,512	30,945,000
Payment	(21,244,793)
USD [Member] | Fixed rate - Maturity 2024 [Member] | Class 2 [Member]
IfrsStatementLineItems [Line Items]
Debt structure		60,945,000	30,000,000
Exchange	(39,700,207)
Issue		30,945,000
Payment	(21,244,793)
USD [Member] | Floating Rate Maturity 2025 [Member] | Class 4 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	24,301,486
Exchange
Issue	24,301,486
Payment
USD [Member] | Floating Rate Maturity 2025 [Member] | Class 6 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	16,776,504
Exchange
Issue	16,776,504
Payment
USD [Member] | Fixed rate - Maturity 2025 [Member] | Class 1 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	8,218,667	55,244,538	$ 55,244,538
Exchange	(47,025,871)
Issue
Payment
USD [Member] | Fixed Rate Maturity 2026 [Member] | Class 3 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	95,762,688
Exchange	34,157,571
Issue	61,605,117
Payment
USD [Member] | Fixed Rate Maturity 2028 [Member] | Class 5 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	81,920,187
Exchange	6,881,682
Issue	75,038,505
Payment
USD [Member] | Fixed rate - Maturity 2028/29/30 [Member] | Class 7 [Member]
IfrsStatementLineItems [Line Items]
Debt structure	179,947,186
Exchange	48,789,286
Issue	131,157,900
Payment